Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 4,070,582	$ 3,404,912	$ 2,635,242
Purchase of property and equipment	$ 7,200	$ 24,512	$ 88,112